Segment Information (Details)	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Description of CODM	Our single reportable segment comprises the structure used by our Chief Executive Officer, who collectively have been determined to be our Chief Operating Decision Maker (“CODM”), to make key operating decisions and assess performance.
Chief executive officer	Chief Executive Officer